NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 393
Ending balance	857
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	213
Ending balance	543
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	154
Ending balance	267
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25
Ending balance	44
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,775
Business combination	485
Increase	53
Decrease	(155)
FX rate impact	(5)
Reclassification	0
Ending balance	7,155
GROSS VALUE | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,914
Business combination	346
Increase	0
Decrease	(155)
FX rate impact	(2)
Reclassification	0
Ending balance	3,103
GROSS VALUE | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,111
Business combination	110
Increase	53
Decrease	0
FX rate impact	(2)
Reclassification	0
Ending balance	3,272
GROSS VALUE | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	750
Business combination	29
Increase	0
Decrease	0
FX rate impact	(1)
Reclassification	0
Ending balance	778
GROSS VALUE | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Business combination	0
Increase	0
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	0
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,383)
Decrease	155
Depreciation	(74)
Impairment	0
FX rate impact	3
Reclassification	0
Ending balance	(6,299)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,701)
Decrease	155
Depreciation	(16)
Impairment	0
FX rate impact	2
Reclassification	0
Ending balance	(2,560)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,957)
Decrease	0
Depreciation	(49)
Impairment	0
FX rate impact	1
Reclassification	0
Ending balance	(3,005)
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(725)
Decrease	0
Depreciation	(9)
Impairment	0
FX rate impact	0
Reclassification	0
Ending balance	€ (734)